Intangible Assets other than Goodwill - Amortization Expense and Write Offs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 2,810	$ 2,818	$ 2,811
Port operating terminal rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	998	998	999
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,774	1,775	1,774
Total [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 5,582	$ 5,591	$ 5,584